Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Total	$ 9,846,288	$ 2,040,100
Less: accumulated amortization	(398,802)	(261,836)
Intangible assets, net	9,447,486	1,778,264
Land use rights [Member]
Finite-Lived Intangible Assets [Line Items]
Total	9,834,218	2,027,918
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Total	6,652	7,117
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 5,418	$ 5,065